Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stocks [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 435,085	$ 192,000	$ 2,343		$ 129,313,495	$ (130,316,892)	$ (375)	$ (374,344)
Beginning balance, shares at Dec. 31, 2022	435,085	192,000	23,430,008				750
Stock issued for cash ($1/share)			$ 150		1,374,850			1,375,000
Stock issued for cash, shares			1,500,000
Warrants issued as debt issue costs - related party					126,699			126,699
Imputed interest expense on debt - related parties
Net loss						(1,637,703)		(1,637,703)
Ending balance, value at Dec. 31, 2023	$ 435,085	$ 192,000	$ 2,493		130,815,044	(131,954,595)	$ (375)	(510,348)
Ending balance, shares at Dec. 31, 2023	435,085	192,000	24,930,008				750
Stock issued for cash ($1/share)				$ 100	999,900			1,000,000
Stock issued for cash, shares				1,000,000
Net loss						(570,185)		(570,185)
Ending balance, value at Mar. 31, 2024	$ 435,085	$ 192,000	$ 2,493	$ 100	131,814,944	(132,524,780)	$ (375)	(80,533)
Ending balance, shares at Mar. 31, 2024	435,085	192,000	24,930,008	1,000,000			750
Beginning balance, value at Dec. 31, 2023	$ 435,085	$ 192,000	$ 2,493		130,815,044	(131,954,595)	$ (375)	(510,348)
Beginning balance, shares at Dec. 31, 2023	435,085	192,000	24,930,008				750
Imputed interest expense on debt - related parties								767
Net loss								(1,249,483)
Ending balance, value at Sep. 30, 2024	$ 435,085	$ 192,000	$ 2,493	$ 100	131,816,829	(133,204,078)	$ (375)	757,946
Ending balance, shares at Sep. 30, 2024	435,085	192,000	24,930,008	1,000,000			750
Beginning balance, value at Dec. 31, 2023	$ 435,085	$ 192,000	$ 2,493		130,815,044	(131,954,595)	$ (375)	(510,348)
Beginning balance, shares at Dec. 31, 2023	435,085	192,000	24,930,008				750
Stock issued for cash ($1/share)			$ 150		1,399,850			1,400,000
Stock issued for cash, shares			1,500,000
Stock issued for services rendered ($1.77/share)			$ 50		524,950			$ 525,000
Stock Issued During Period, Shares, Issued for Services			500,000					500,000
Conversion of debt to common stock			$ 38		299,962			$ 300,000
Conversion of Stock, Shares Converted			375,000
Imputed interest expense on debt - related parties					4,932			4,932
Imputed interest expense on debt - related parties					2,783			2,783
Net loss						(2,379,092)		(2,379,092)
Ending balance, value at Dec. 31, 2024	$ 435,085	$ 192,000	$ 2,731		133,047,521	(134,333,687)	$ (375)	(656,725)
Ending balance, shares at Dec. 31, 2024	435,085	192,000	27,305,008				750
Beginning balance, value at Mar. 31, 2024	$ 435,085	$ 192,000	$ 2,493	$ 100	131,814,944	(132,524,780)	$ (375)	(80,533)
Beginning balance, shares at Mar. 31, 2024	435,085	192,000	24,930,008	1,000,000			750
Net loss						(349,225)		(349,225)
Ending balance, value at Jun. 30, 2024	$ 435,085	$ 192,000	$ 2,493	$ 100	131,814,944	(132,874,005)	$ (375)	(429,758)
Ending balance, shares at Jun. 30, 2024	435,085	192,000	24,930,008	1,000,000			750
Imputed interest expense on debt - related parties					1,885			1,885
Net loss						(330,073)		(330,073)
Ending balance, value at Sep. 30, 2024	$ 435,085	$ 192,000	$ 2,493	$ 100	131,816,829	(133,204,078)	$ (375)	757,946
Ending balance, shares at Sep. 30, 2024	435,085	192,000	24,930,008	1,000,000			750
Beginning balance, value at Dec. 31, 2024	$ 435,085	$ 192,000	$ 2,731		133,047,521	(134,333,687)	$ (375)	(656,725)
Beginning balance, shares at Dec. 31, 2024	435,085	192,000	27,305,008				750
Stock issued for cash ($1/share)			$ 800		7,999,200			8,000,000
Stock issued for cash, shares			8,000,000
Imputed interest expense on debt - related parties					2,937			2,937
Net loss						(1,467,381)		(1,467,381)
Cash paid to repurchase and retire common stock ($0.60 - $0.75/share)			$ (400)		(2,499,600)			(2,500,000)
Cash Paid To Repurchase And Retire Common Stock Shares			(4,000,000)
Forgiveness of accrued interest payable - related party					41,414			41,414
Ending balance, value at Mar. 31, 2025	$ 435,085	$ 192,000	$ 3,131		138,591,472	(135,801,068)	$ (375)	3,420,245
Ending balance, shares at Mar. 31, 2025	435,085	192,000	31,305,008				750
Beginning balance, value at Dec. 31, 2024	$ 435,085	$ 192,000	$ 2,731		133,047,521	(134,333,687)	$ (375)	(656,725)
Beginning balance, shares at Dec. 31, 2024	435,085	192,000	27,305,008				750
Stock issued for services rendered ($1.77/share)								$ 177,000
Stock Issued During Period, Shares, Issued for Services								100,000
Imputed interest expense on debt - related parties								$ 2,937
Net loss								(3,702,063)
Ending balance, value at Sep. 30, 2025	$ 435,085	$ 192,000	$ 3,141		138,768,462	(138,035,750)	$ (375)	1,362,563
Ending balance, shares at Sep. 30, 2025	435,085	192,000	31,405,008				750
Beginning balance, value at Mar. 31, 2025	$ 435,085	$ 192,000	$ 3,131		138,591,472	(135,801,068)	$ (375)	3,420,245
Beginning balance, shares at Mar. 31, 2025	435,085	192,000	31,305,008				750
Stock issued for services rendered ($1.77/share)			$ 10		176,990			177,000
Stock Issued During Period, Shares, Issued for Services			100,000
Net loss						(1,190,742)		(1,190,742)
Ending balance, value at Jun. 30, 2025	$ 435,085	$ 192,000	$ 3,141		138,768,462	(136,991,810)	$ (375)	2,406,503
Ending balance, shares at Jun. 30, 2025	435,085	192,000	31,405,008				750
Net loss						(1,043,940)		(1,043,940)
Ending balance, value at Sep. 30, 2025	$ 435,085	$ 192,000	$ 3,141		$ 138,768,462	$ (138,035,750)	$ (375)	$ 1,362,563
Ending balance, shares at Sep. 30, 2025	435,085	192,000	31,405,008				750